CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	9 Months Ended
Sep. 30, 2013
Shares issued, per share	$ 0.0001
Conversion of Note Payable - Affiliate to Equity,Per Share	$ 0.15
Convertible Preferred Stock, Conversion Price	$ 0.0679
Conversion of notes payable and accrued interest into common stock,Per Share	$ 0.03
Shares issued as to third party debt discount in connection with notes payable,Per Share	$ 0.18
Shares issued as deferred financing costs in connection with notes payable,Per Share	$ 0.172
Shares issued to acquire software,Per Share	$ 0.15
Vesting of restricted shares,Per Share	$ 0.40
Consulting Services at $0.231 [Member]
Shares issued for consulting services,Per Share	$ 0.231
Consulting Services at $0.155 [Member]
Shares issued for consulting services,Per Share	$ 0.155
Legal Services [Member]
Shares issued for consulting services,Per Share	$ 0.15